RECEIVABLES - Schedule Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade receivables	$ 20,540	$ 16,616
Other receivables	153	0
Total receivables	$ 20,693	$ 16,616